SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 1,035	$ 1,402
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	318	463
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 717	$ 939